Investment Objectives and Goals - FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	Aug. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Enhance & Moderate Buffer ETF – July (XJUL)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Enhance & Moderate Buffer ETF – July (the “Fund”) is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 10.10% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses, over the period from July 21, 2025 through July 17, 2026.